Debt, Finance Lease Obligations and Other Notes Payable (Details) $ in Thousands, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Oct. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2014 MXN ($)	Dec. 31, 2010 MXN ($)
Debt, finance lease obligations and other notes payable outstanding
Principal		$ 123,550,897
Principal amount of current portion of long-term debt		307,489
Principal amount of long-term debt, net of current portion		123,243,408
Finance Costs		(1,250,746)
Finance Cost on current portion of long-term debt		(466)
Finance Cost on long-term debt, net of current portion		(1,250,280)
Total debt, excluding interest payable		122,300,151
Less: Current portion of long-term debt, excluding interest payable		307,023
Long-term debt, net of current portion, excluding interest payable		121,993,128
Interest Payable		1,796,847		$ 1,827,307
Interest Payable on current portion of long-term debt		1,796,847
Total debt		124,096,998		128,824,918
Less: Current portion of long-term debt		2,103,870		2,678,255
Long-term debt, net of current portion		121,993,128		126,146,663
Finance lease obligations:
Principal		5,622,774
Principal amount of finance lease obligations current portion		580,884
Principal amount of finance lease obligations, net of current portion		5,041,890
Total finance lease obligations, excluding interest payable		5,622,774
Less: Current portion, excluding interest payable		580,884
Finance lease obligations, net of current portion, excluding interest payable		5,041,890
Total finance lease obligations		5,622,774		6,391,826
Less: Current portion		580,884		575,576
Finance lease obligations, net of current portion		5,041,890		5,816,250
Other notes payable:
Principal		3,684,060
Principal amount of current portion of other notes payable		1,178,435
Principal amount of other notes payable, net of current portion		2,505,625
Total other notes payable, excluding interest payable		3,684,060
Less: Current portion, excluding interest payable		1,178,435
Other notes payable, net of current portion, excluding interest payable		2,505,625
Total other notes payable		3,684,060		4,853,025
Less: Current portion		1,178,435		1,202,344
Other notes payable, net of current portion		$ 2,505,625		3,650,681
Effective interest rate on other notes payable	3.00%	3.00%
Satellite Transponders
Debt, finance lease obligations and other notes payable outstanding
Total debt, excluding interest payable		$ 4,938,049
Finance lease obligations:
Principal		4,938,049
Total finance lease obligations		$ 4,938,049		5,522,565
Effective interest rate on finance leases	7.30%	7.30%
Other
Finance lease obligations:
Principal		$ 684,725
Total finance lease obligations, excluding interest payable		684,725
Total finance lease obligations		$ 684,725		869,261
Effective interest rate on finance leases	6.73%	6.73%
6% Senior Notes due 2018
Debt, finance lease obligations and other notes payable outstanding
Principal	$ 500
7.38% Notes due 2020
Debt, finance lease obligations and other notes payable outstanding
Principal							$ 10,000,000
TIIE + 0.35% Notes due 2021
Debt, finance lease obligations and other notes payable outstanding
Principal						$ 6,000,000
TIIE + 0.35% Notes due 2022
Debt, finance lease obligations and other notes payable outstanding
Principal					$ 5,000,000
8.79% Senior Notes due 2027
Debt, finance lease obligations and other notes payable outstanding
Principal			$ 4,500,000
TIIE | TIIE + 0.35% Notes due 2021
Debt, finance lease obligations and other notes payable outstanding
Variable interest rate spread (as a percent)	0.35%	0.35%
TIIE | TIIE + 0.35% Notes due 2022
Debt, finance lease obligations and other notes payable outstanding
Variable interest rate spread (as a percent)	0.35%	0.35%
U.S. dollar
Debt, finance lease obligations and other notes payable outstanding
Principal		$ 72,908,870
Finance Costs		(1,079,185)
Total debt, excluding interest payable		71,829,685
Interest Payable		1,445,480
Total debt		$ 73,275,165		87,093,672
U.S. dollar | 6% Senior Notes due 2018
Debt, finance lease obligations and other notes payable outstanding
Borrowing interest rate (as a percent)	6.00%	6.00%
Total debt				10,380,514
U.S. dollar | 6.625% Senior Notes due 2025
Debt, finance lease obligations and other notes payable outstanding
Borrowing interest rate (as a percent)	6.625%	6.625%
Principal		$ 11,823,060
Finance Costs		(277,743)
Total debt, excluding interest payable		11,545,317
Interest Payable		221,929
Total debt		$ 11,767,246		12,297,715
Effective Interest Rate	7.10%	7.10%
U.S. dollar | 4.625% Senior Notes due 2026
Debt, finance lease obligations and other notes payable outstanding
Borrowing interest rate (as a percent)	4.625%	4.625%
Principal		$ 5,911,530
Finance Costs		(39,327)
Total debt, excluding interest payable		5,872,203
Interest Payable		113,920
Total debt		$ 5,986,123		6,265,685
Effective Interest Rate	5.025%	5.025%
U.S. dollar | 8.50% Senior Notes due 2032
Debt, finance lease obligations and other notes payable outstanding
Borrowing interest rate (as a percent)	8.50%	8.50%
Principal		$ 5,911,530
Finance Costs		(25,169)
Total debt, excluding interest payable		5,886,361
Interest Payable		153,536
Total debt		$ 6,039,897		6,324,531
Effective Interest Rate	9.01%	9.01%
U.S. dollar | 6.625% Senior Notes due 2040
Debt, finance lease obligations and other notes payable outstanding
Borrowing interest rate (as a percent)	6.625%	6.625%
Principal		$ 11,823,060
Finance Costs		(139,592)
Total debt, excluding interest payable		11,683,468
Interest Payable		361,178
Total debt		$ 12,044,646		12,613,632
Effective Interest Rate	7.05%	7.05%
U.S. dollar | 5% Senior Notes due 2045
Debt, finance lease obligations and other notes payable outstanding
Borrowing interest rate (as a percent)	5.00%	5.00%
Principal		$ 19,705,100
Finance Costs		(463,707)
Total debt, excluding interest payable		19,241,393
Interest Payable		142,315
Total debt		$ 19,383,708		20,304,015
Effective Interest Rate	5.39%	5.39%
U.S. dollar | 6.125% Senior Notes due 2046
Debt, finance lease obligations and other notes payable outstanding
Borrowing interest rate (as a percent)	6.125%	6.125%
Principal		$ 17,734,590
Finance Costs		(133,647)
Total debt, excluding interest payable		17,600,943
Interest Payable		452,602
Total debt		$ 18,053,545		18,907,580
Effective Interest Rate	6.495%	6.495%
Mexican peso
Debt, finance lease obligations and other notes payable outstanding
Principal		$ 50,642,027
Finance Costs		(171,561)
Total debt, excluding interest payable		50,470,466
Interest Payable		351,367
Total debt		$ 50,821,833		41,731,246
Mexican peso | 7.38% Notes due 2020
Debt, finance lease obligations and other notes payable outstanding
Borrowing interest rate (as a percent)	7.38%	7.38%
Principal		$ 10,000,000
Finance Costs		(19,984)
Total debt, excluding interest payable		9,980,016
Interest Payable		127,100
Total debt		$ 10,107,116		10,106,213
Effective Interest Rate	7.433%	7.433%
Mexican peso | TIIE + 0.35% Notes due 2021
Debt, finance lease obligations and other notes payable outstanding
Principal		$ 6,000,000
Finance Costs		(6,896)
Total debt, excluding interest payable		5,993,104
Interest Payable		21,902
Total debt		$ 6,015,006		6,006,902
Effective Interest Rate	7.81%	7.81%
Mexican peso | TIIE + 0.35% Notes due 2022
Debt, finance lease obligations and other notes payable outstanding
Principal		$ 5,000,000
Finance Costs		(7,612)
Total debt, excluding interest payable		4,992,388
Interest Payable		13,957
Total debt		$ 5,006,345		5,000,632
Effective Interest Rate	7.84%	7.84%
Mexican peso | 8.79% Senior Notes due 2027
Debt, finance lease obligations and other notes payable outstanding
Borrowing interest rate (as a percent)	8.79%	8.79%
Principal		$ 4,500,000
Finance Costs		(23,199)
Total debt, excluding interest payable		4,476,801
Interest Payable		91,196
Total debt		$ 4,567,997
Effective Interest Rate	8.84%	8.84%
Mexican peso | 8.49% Senior Notes due 2037
Debt, finance lease obligations and other notes payable outstanding
Borrowing interest rate (as a percent)	8.49%	8.49%
Principal		$ 4,500,000
Finance Costs		(14,078)
Total debt, excluding interest payable		4,485,922
Interest Payable		31,837
Total debt		$ 4,517,759		4,517,035
Effective Interest Rate	8.94%	8.94%
Mexican peso | 7.25% Senior Notes due 2043
Debt, finance lease obligations and other notes payable outstanding
Borrowing interest rate (as a percent)	7.25%	7.25%
Principal		$ 6,500,000
Finance Costs		(60,197)
Total debt, excluding interest payable		6,439,803
Interest Payable		40,580
Total debt		$ 6,480,383		6,484,560
Effective Interest Rate	7.92%	7.92%
Mexican peso | Bank loans
Debt, finance lease obligations and other notes payable outstanding
Principal		$ 6,000,000
Finance Costs		(35,646)
Total debt, excluding interest payable		5,964,354
Interest Payable		6,096
Total debt		$ 5,970,450		1,249,631
Effective Interest Rate	8.93%	8.93%
Mexican peso | Bank loans (Sky)
Debt, finance lease obligations and other notes payable outstanding
Principal		$ 5,500,000
Total debt, excluding interest payable		5,500,000
Interest Payable		14,854
Total debt		$ 5,514,854		5,500,000
Effective Interest Rate	7.11%	7.11%
Mexican peso | Bank loans (TVI)
Debt, finance lease obligations and other notes payable outstanding
Principal		$ 2,642,027
Finance Costs		(3,949)
Total debt, excluding interest payable		2,638,078
Interest Payable		3,845
Total debt		$ 2,641,923		$ 2,866,273
Effective Interest Rate	8.54%	8.54%
Mexican peso | TIIE | TIIE + 0.35% Notes due 2021
Debt, finance lease obligations and other notes payable outstanding
Variable interest rate spread (as a percent)	0.35%	0.35%
Mexican peso | TIIE | TIIE + 0.35% Notes due 2022
Debt, finance lease obligations and other notes payable outstanding
Variable interest rate spread (as a percent)	0.35%	0.35%